INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Patent, stated at cost, less accumulated amortization
	June 30, 2015	June 30, 2014
Patent	$—	$2,500,000
Less: accumulated amortization	—	(1,400,964)
	$—	$1,099,036